Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000016960
Average Annual Return [Line Items]
Line Graph and Table Measure Name	M Capital Appreciation Fund
C000016958
Average Annual Return [Line Items]
Line Graph and Table Measure Name	M International Equity Fund
C000016961
Average Annual Return [Line Items]
Line Graph and Table Measure Name	M Large Cap Growth Fund
C000016959
Average Annual Return [Line Items]
Line Graph and Table Measure Name	M Large Cap Value Fund
Without Sales Load [Member] | C000016960
Average Annual Return [Line Items]
Average Annual Return, Percent	9.94%	9.04%	8.67%
Without Sales Load [Member] | C000016958
Average Annual Return [Line Items]
Average Annual Return, Percent	3.96%	4.59%	3.61%
Without Sales Load [Member] | C000016961
Average Annual Return [Line Items]
Average Annual Return, Percent	25.50%	14.12%	13.87%
Without Sales Load [Member] | C000016959
Average Annual Return [Line Items]
Average Annual Return, Percent	18.63%	9.63%	7.81%
M Financial Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	25.02%	14.53%	13.10%
M Financial Index: MSCI ACWI (All Country World Index) ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (All Country World Index) ex USA Index
Average Annual Return, Percent	5.23%	4.12%	4.91%
M Financial Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	25.02%	14.53%	13.10%
M Financial Index: Russell 1000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000
Average Annual Return, Percent	24.51%	14.28%	12.87%
M Financial Index: Russell 2500 Stock Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Stock Index
Average Annual Return, Percent	12.00%	8.77%	8.85%
M Financial Index: MSCI AC World ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World ex US
Average Annual Return, Percent	5.53%	4.10%	4.80%
M Financial Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	33.36%	18.96%	16.78%
M Financial Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	14.37%	8.69%	8.49%